Non-financial assets and liabilities - Additional Information, Provisions (Details) - Employee benefits - USD ($) $ in Millions	Dec. 31, 2025	Jun. 30, 2025
Disclosure Of Other Provisions [Line Items]
Current provisions for accrued annual leave	$ 1.6	$ 1.6
Current provisions for short term incentives	$ 1.9	$ 4.0